Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Buildings and constructions
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Production facilities
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Charging & battery swap equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Charging & battery swap equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	8 years
R&D equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Others. | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Others. | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	5 years